GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 claim	Dec. 31, 2020 item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES
Guarantee commitments of the Group to Danish Shipowners' Association			$ 0.1	$ 0.1
Number of cargo claims	2	2